9. Notes Payable (Narrative) (Details) (USD $)	1 Months Ended			3 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended
	Feb. 25, 2012	Feb. 27, 2012	Feb. 29, 2012	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 CEO [Member]	Jun. 28, 2013 CEO [Member]	Aug. 31, 2012 CEO [Member]	Aug. 14, 2012 CEO [Member]	Mar. 13, 2012 CEO [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Convertible notes payable	$ 100,000	$ 50,000	$ 50,000	$ 800,000							$ 300,000	$ 300,000
Interest rate	0.19%	0.19%	0.19%						10.00%		5.00%	0.19%
Term of debentures	2 years	2 years	2 years					6 months	6 months
Debt conversion, price per share	$ 1.00	$ 1.00	$ 1.00								$ 0.35	$ 1.00
Maturity date				Aug. 31, 2014				Dec. 31, 2013	Dec. 31, 2013	Aug. 31, 2014	Aug. 31, 2014	Aug. 31, 2014
Convertible notes payable, current portion				200,000	200,000
Convertible notes payable, net of discount of $480,613 and $110,410, respectively				600,000	600,000	800,000
Convertible notes payable, total	100,000	50,000	50,000	800,000							300,000	300,000
Interest expense						2,393	2,393
Notes payable remaining principal balance							$ 25,000